UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):
            [   ] is a restatement.  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                Short Hills, NJ            5/14/04
-----------------------------   ---------------            -------
          [Signature]            [City, State]               Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $ 402,632
                                           (thousands)

List of Other Included Managers  NONE

          COLUMN 1            COLUMN 2        COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7    COLUMN 8
                                                                                                                       VOTING
                                                             VALUE  SHRS OR    SH/ PUT/   INVESTMENT  OTHER            AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS      CUSIP       (x$1000) PRN AMT    PRN CALL   DISCRETION MANAGERS SOLE    SHARED  MONE


Aspen Insurance Holdings Ltd. COM            G05384105       6,695  260,000    SH            SOLE            260,000
Alexander's, Inc.             COM            014752109         960    6,000    SH            SOLE              6,000
Alleghany Corp. DEL           COM            017175100       4,039   16,331    SH            SOLE             16,331
American Financial Realty     COM            02607P305       1,592   93,900    SH            SOLE             93,900
Trust
Andrew Corp.                  COM            034425108      10,500  600,000    SH            SOLE            600,000
Arch Wireless Inc             CL  A          039392709      11,202  346,822    SH            SOLE            346,822
BKF Capital Group, Inc.       COM            05548G102       1,231   47,700    SH            SOLE             47,700
Boise Cascade Corp.           COM            097383103      10,395  300,000    SH            SOLE            300,000
Brazil FD Inc.                COM            105759104       4,161  175,800    SH            SOLE            175,800
Bristol-Myers Squibb Co.      COM            110122108       4,604  190,000    SH            SOLE            190,000
CIT Group Inc.                COM            125581108      12,317  323,700    SH            SOLE            323,700
Cambrex Corp.                 COM            132011107       1,345   50,000    SH            SOLE             50,000
Charming Shoppes Inc          COM            161133103       2,298  295,000    SH            SOLE            295,000
Citizens Communications Co.   COM            17453B101       6,470  500,000    SH            SOLE            500,000
City Investing Co. Liq Tr     Unit Ben Int   177900107         707  362,600    SH            SOLE            362,600
Comcast Corp New              CL A SPL       20030N200       2,785  100,000    SH            SOLE            100,000
Conseco Inc                   COM NEW        208464883      29,748 1,284,473   SH            SOLE          1,284,473
Crown Holdings Inc            COM            228368106       9,320 1,000,000   SH            SOLE          1,000,000
DST Systems, Inc.             COM            233326107      22,675  500,000    SH            SOLE            500,000
Dillards Inc.                 CL A           254067101       4,790  250,000    SH            SOLE            250,000
Disney Walt Co.               COM            254687106         250   10,000    SH            SOLE             10,000
Edison International          COM            281020107       4,251  175,000    SH            SOLE            175,000
Enstar Group Inc GA           COM            29358R107       4,612  102,715    SH            SOLE            102,715
Florida East Coast            CL A           340632108      14,425  402,700    SH            SOLE            402,700
Industries Inc.
Foot Locker Inc               COM            344849104         516   20,000    SH            SOLE             20,000
Franklin Bank Corp. DEL       COM            352451108       2,129  115,000    SH            SOLE            115,000
Friedman's Inc.               CL A           358438109         928  160,000    SH            SOLE            160,000
Gencorp Inc.                  COM            368682100      10,843 1,001,200   SH            SOLE          1,001,200
Handleman Company             COM            410252100         850   35,500    SH            SOLE             35,500
Hearst-Argyle Television,     COM            422317107       6,723   25,000    SH            SOLE             25,000
Inc.
Helmerich & Payne Inc.        COM            423452101      15,614  545,000    SH            SOLE            545,000
Highland Hospitality Corp.    COM            430141101       1,758  150,000    SH            SOLE            150,000
Holly Corp.                   COM            435758305       3,556  111,600    SH            SOLE            111,600
Hollywood Entertainment Corp. COM            436141105       5,763  425,000    SH            SOLE            425,000
Honeywell International Inc.  COM            438516106       9,173  271,000    SH            SOLE            271,000
IKON Office Solutions, Inc.   COM            451713101      13,440 1,050,000   SH            SOLE          1,050,000
Johnson & Johnson             COM            478160104       1,014   20,000    SH            SOLE             20,000
Kmart Holding Corp.           COM            498780105       4,737  114,191    SH            SOLE            114,191
Knight Trading Group Inc.     COM            499063105       6,320  500,000    SH            SOLE            500,000
Liberty Media Corp. New       COM SER A      530718105      11,607 1,060,000   SH            SOLE          1,060,000
MI Devs Inc                   CL A SUB VTG   55304X104       4,200  150,000    SH            SOLE            150,000
MRO Software, Inc.            COM            55347W105       1,520  130,800    SH            SOLE            130,800
Manitoba Telecom Services     COM            563486109       7,440  200,000    SH            SOLE            200,000
Inc.
Medallion Financial Corp.     COM            583928106       2,237  258,600    SH            SOLE            258,600
Montpelier RE Holdings LTD    SHS            G62185106      23,673  635,700    SH            SOLE            635,700
NUI Corp                      COM            629431107      10,981  694,400    SH            SOLE            694,400
Nashua Corporation            COM            631226107       1,383  161,200    SH            SOLE            161,200
Natuzzi S P A                 ADR            63905A101         375   35,000    SH            SOLE             35,000
Noranda, Inc.                 COM            655422103      12,628  700,000    SH            SOLE            700,000
PG&E Corporation              COM            69331C108       4,345  150,000    SH            SOLE            150,000
PNC Financial Services Group  COM            693475105      10,530  190,000    SH            SOLE            190,000
Inc.
Premcor Inc.                  COM            74045Q104      17,216  555,900    SH            SOLE            555,900
Providian Financial Corp.     NOTE 2/1       74406AAB8       4,466 9,500,000   PRN           SOLE          9,500,000
Retail Ventures, Inc.         COM            76128Y102         533   75,000    SH            SOLE             75,000
Southern Union Co New         COM            844030106       1,895  100,000    SH            SOLE            100,000
Southwest Gas Corp.           COM            844895102       2,134   91,200    SH            SOLE             91,200
Sovereign Bancorp, Inc.       COM            845905108       1,289   60,200    SH            SOLE             60,200
Steinway Musical              COM ORD        858495104         192    6,000    SH            SOLE              6,000
Instruments, Inc.
TYCO International Ltd. New   COM            902124106      19,339  675,000    SH            SOLE            675,000
United Industrial Corp.       COM            910671106       2,368  125,000    SH            SOLE            125,000
United States Steel Corp.     COM            912909108       7,545  200,000    SH            SOLE            200,000